Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2040 Fund - Fidelity Freedom Index 2040 Fund - Investor Class	Sep. 08, 2023
Bar Chart Table:
Annual Return 2013	18.68%
Annual Return 2014	6.57%
Annual Return 2015	(1.50%)
Annual Return 2016	9.38%
Annual Return 2017	20.57%
Annual Return 2018	(7.20%)
Annual Return 2019	26.06%
Annual Return 2020	16.45%
Annual Return 2021	15.88%
Annual Return 2022	(18.19%)